EQUITY - Stock warrants activities (Details) - Warrant	6 Months Ended
Apr. 30, 2023 USD ($) $ / shares shares
Number of Warrants
Outstanding of beginning balance | shares	709,000
Granted | shares	0
Exercised | shares	0
Outstanding of ending balance | shares	709,000
Warrants exercisable at October 31, 2022 | shares	709,000
Weighted Average Exercise Price
Outstanding of beginning balance | $ / shares	$ 38.86
Granted | $ / shares	0
Exercised | $ / shares	0
Outstanding of ending balance | $ / shares	38.86
Warrants exercisable at October 31, 2022 | $ / shares	$ 38.86
Intrinsic value | $	$ 0